(Loss) Earnings Per Share - Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2019	Jun. 30, 2018
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net loss	$ (14,307)	$ 12,447	$ (27,413)	$ (19,153)	$ (1,860)	$ (46,566)
Weighted average number of common shares – basic (in shares)	268,990,399		268,558,556		268,835,175	268,426,201
Dilutive effect of stock-based awards (in shares)	0		0		0	0
Weighted average number of common shares – diluted (in shares)	268,990,399		268,558,556		268,835,175	268,426,201
Loss per common share:
– Basic (usd per share)	$ (0.05)		$ (0.10)		$ 0.00	$ (0.17)
– Diluted (usd per share)	$ (0.05)		$ (0.10)		$ 0.00	$ (0.17)